Convertible Note Payable Due to Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Convertible Note Payable Due to Related Party

Note 7 — Convertible Note Payable Due to Related Party

On December 15, 2017, the Company issued a convertible note payable in the amount of $900,000 to the members of Red Earth. The managing partner and 50% owner of Red Earth at the time of the transaction was Paris Balaouras, the Company’s Chief Executive Officer. The convertible note payable is due October 15, 2018. The note is convertible into shares of the Company’s common stock at the holder’s discretion at a conversion price of $0.75 per share. The note accrues interest, commencing six months from the issuance date, at a rate equal to one half of one percent (0.50%) per annum. Interest shall be payable on the maturity date or the conversion date, if applicable.

The Company assessed the embedded conversion feature of the note payable and determined that the fair value of the underlying common stock at inception did not exceed the conversion price of the convertible note. Since, at the time the convertible note was issued, the Company’s common stock had limited publicly traded volume, the Company based the fair value of the Company’s common stock on the sales of the Company’s common stock, which were sold at $0.75 per share.

In January 2018, the $900,000 convertible note payable due to a related party was repaid in full.

Note 6 — Convertible Note Payable Due to Related Party

As part of the Reverse Merger transaction described above in Note 3, on December 15, 2017, the Company issued a convertible note payable in the amount of $900,000 to the members of Red Earth. The managing partner and 50% owner of Red Earth at the time of the transaction was Paris Balaouras, the Company’s Chief Executive Officer. The convertible note payable is due October 15, 2018. The note is convertible into shares of the Company’s common stock at the holder’s discretion at a conversion price of $0.75 per share. The note accrues interest, commencing six months from the issuance date, at a rate equal to one half of one percent (0.50%) per annum. Interest shall be payable on the maturity date or the conversion date, if applicable.

The Company assessed the embedded conversion feature of the note payable and determined that the fair value of the underlying common stock at inception did not exceed the conversion price of the convertible note. Since, at the time the convertible note was issued, the Company’s common stock had limited publicly traded volume, the Company based the fair value of the Company’s common stock on the sales of the Company’s common stock, which were sold at $0.75 per share, described below in Note 8.